Expenses (Details) - Schedule of Finance and Other Costs - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finance and Other Costs [Abstract]
Interest on bank overdrafts, loans and other financial liabilities	$ 328,449	$ 427,745
Interest on lease liabilities	21,845
Commission and other borrowings	122,000	66,000
Collection charges	125,930
Foreign exchange losses on borrowings
Share warrant expenses	1,607,791	1,562,911
Other costs - interest on tax payables	4,389	593,740
Finance and other costs, Total	$ 2,210,404	$ 2,650,396